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                         SELECTED CAPITAL PRESERVATION TRUST

                        CERTIFICATION PURSUANT TO RULE 497(j)

Ladies and Gentlemen:

    Transmitted herewith pursuant to Rule 497 (j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced fund do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Dated May 12, 1997
                                          Very truly yours,



                                          By: /S/   Samuel P. Ynzunza
                                          ---------------------------
                                                    Samuel P. Ynzunza
                                                    Secretary